Mineral Stream Interests	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Mineral Stream Interests
13.	Mineral Stream Interests

	Six Months Ended June 30, 2023

	Cost				Accumulated Depletion & Impairment 1

(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Jun 30, 2023	Balance Jan 1, 2023	Depletion	Balance Jun 30, 2023	Carrying Amount Jun 30, 2023

Gold interests

Salobo	$3,059,876	$-	$-	$3,059,876	$(676,614)	$(27,093)	$(703,707)	$2,356,169

Sudbury 2	623,864	-	-	623,864	(340,448)	(9,368)	(349,816)	274,048

Constancia	140,058	-	-	140,058	(44,475)	(5,114)	(49,589)	90,469

San Dimas	220,429	-	-	220,429	(64,564)	(5,711)	(70,275)	150,154

Stillwater 3	239,352	-	-	239,352	(23,500)	(2,189)	(25,689)	213,663

Other 4	545,391	84,925	(41,373)	588,943	(51,248)	(498)	(51,746)	537,197

	$4,828,970	$84,925	$(41,373)	$4,872,522	$(1,200,849)	$(49,973)	$(1,250,822)	$3,621,700

Silver interests

Peñasquito	$524,626	$-	$-	524,626	$(230,952)	$(13,802)	$(244,754)	$279,872

Antamina	900,343	-	-	900,343	(354,975)	(12,540)	(367,515)	532,828

Constancia	302,948	-	-	302,948	(110,001)	(6,495)	(116,496)	186,452

Other 5	1,018,199	35,288	-	1,053,487	(565,103)	(5,812)	(570,915)	482,572

	$2,746,116	$35,288	$-	$2,781,404	$(1,261,031)	$(38,649)	$(1,299,680)	$1,481,724

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(2,713)	$(39,622)	$224,099

Platinum interests

Marathon	$9,428	$20	$-	$9,448	$-	$-	$-	$9,448

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(3,378)	$(39,227)	$354,195

	$8,241,657	$120,233	$(41,373)	$8,320,517	$(2,534,638)	$(94,713)	$(2,629,351)	$5,691,166

1)	Includes cumulative impairment charges to June 30, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba and Cangrejos gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater and Curipamba silver interests.
6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2022

	Cost				Accumulated Depletion & Impairment 1					Carrying Amount Dec 31, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Disposal	Balance Dec 31, 2022	Balance Jan 1, 2022	Depletion	Disposal	Impairment (Charge) Reversal	Balance Dec 31, 2022

Gold interests

Salobo	$3,059,876	$-	$-	$3,059,876	$(621,937)	$(54,677)	$-	$-	$(676,614)	$2,383,262

Sudbury 2	623,864	-	-	623,864	(316,695)	(23,753)	-	-	(340,448)	283,416

Constancia	140,058	-	-	140,058	(36,269)	(8,206)	-	-	(44,475)	95,583

San Dimas	220,429	-	-	220,429	(53,706)	(10,858)	-	-	(64,564)	155,865

Stillwater 3	239,352	-	-	239,352	(19,567)	(3,933)	-	-	(23,500)	215,852

Other 4	761,334	138,515	(354,458)	545,391	(396,542)	(1,252)	348,265	(1,719)	(51,248)	494,143

	$5,044,913	$138,515	$(354,458)	$4,828,970	$(1,444,716)	$(102,679)	$348,265	$(1,719)	$(1,200,849)	$3,628,121

Silver interests

Peñasquito	$524,626	$-	$-	$524,626	$(202,608)	$(28,344)	$-	$-	$(230,952)	$293,674

Antamina	900,343	-	-	900,343	(320,291)	(34,684)	-	-	(354,975)	545,368

Constancia	302,948	-	-	302,948	(97,064)	(12,937)	-	-	(110,001)	192,947

Other 5	1,438,974	4,519	(425,294)	1,018,199	(845,779)	(36,640)	306,986	10,330	(565,103)	453,096

	$3,166,891	$4,519	$(425,294)	$2,746,116	$(1,465,742)	$(112,605)	$306,986	$10,330	$(1,261,031)	$1,485,085

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(30,891)	$(6,018)	$-	$-	$(36,909)	$226,812

Platinum interests

Marathon	$-	$9,428	$-	$9,428	$-	$-	$-	$-	$-	$9,428

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(21,801)	$(14,048)	$-	$-	$(35,849)	$357,573

	$8,868,947	$152,462	$(779,752)	$8,241,657	$(2,963,150)	$(235,350)	$655,251	$8,611	$(2,534,638)	$5,707,019

1)	Includes cumulative impairment charges to December 31, 2022 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests.As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable.

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2023			December 31, 2022

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$1,978,470	$377,699	$2,356,169	$1,990,789	$392,473	$2,383,262

Sudbury 1	249,685	24,363	274,048	239,002	44,414	283,416

Constancia	84,962	5,507	90,469	89,097	6,486	95,583

San Dimas	45,748	104,406	150,154	51,459	104,406	155,865

Stillwater 2	188,862	24,801	213,663	191,051	24,801	215,852

Other 3	18,749	518,448	537,197	19,248	474,895	494,143

	$2,566,476	$1,055,224	$3,621,700	$2,580,646	$1,047,475	$3,628,121

Silver interests

Peñasquito	$206,167	$73,705	$279,872	$219,969	$73,705	$293,674

Antamina	185,811	347,017	532,828	198,294	347,074	545,368

Constancia	176,397	10,055	186,452	182,171	10,776	192,947

Other 4	136,996	345,576	482,572	139,424	313,672	453,096

	$705,371	$776,353	$1,481,724	$739,858	$745,227	$1,485,085

Palladium interests

Stillwater 2	$215,391	$8,708	$224,099	$218,104	$8,708	$226,812

Platinum interests

Marathon	$-	$9,448	$9,448	$-	$9,428	$9,428

Cobalt interests

Voisey’s Bay	$324,833	$29,362	$354,195	$316,749	$40,824	$357,573

	$3,812,071	$1,879,095	$5,691,166	$3,855,357	$1,851,662	$5,707,019

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba and Cangrejos gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater and Curipamba silver interests.
Acquisition of Curipamba PMPA
On January 17, 2022, the Company entered into a PMPA (the “Curipamba PMPA”) with Adventus Mining Corporation (“Adventus”) in respect of gold and silver production from the Curipamba Project located in Ecuador (the “Curipamba Project”). Under the Curipamba PMPA, Wheaton will purchase an amount of gold equal to 50% of the payable gold production until 145,000 ounces have been delivered, thereafter dropping to 33% of payable gold production for the life of the mine and an amount of silver equal to 75% of the payable silver production until 4.6 million ounces have been delivered, thereafter dropping to 50% for the life of mine. Under the terms of the Curipamba PMPA, the Company is committed to pay Adventus total upfront cash consideration of $175.5 million, $13 million of which is available pre-construction
and $500,000 of which will be paid to support certain local community development initiatives around the Curipamba Project. The initial payment of $13 million was paid on December 6, 2022. The remainder will be payable in four staged installments during construction, subject to various customary conditions being satisfied. In addition, Wheaton will make ongoing production payments for the gold and silver ounces delivered equal to 18% of the spot prices until the value of gold and silver delivered, net of the production payment, is equal to the upfront consideration of $175.5 million, at which point the production payment will increase to 22% of the spot prices.

Acquisition of Marathon PMPA
On January 26, 2022, the Company entered into a PMPA (the “Marathon PMPA”) with Generation Mining Limited (“Gen Mining”) in respect of gold and platinum production from the Marathon Project located in Ontario, Canada (the “Marathon Project”). Under the Marathon PMPA, Wheaton will purchase an amount of gold equal to 100% of the payable gold production until 150,000 ounces have been delivered, thereafter dropping to 67% of payable gold production for the life of the mine and an amount of platinum production equal to 22% of the payable platinum production until 120,000 ounces have been delivered, thereafter dropping to 15% for the life of mine. Under the terms of the Marathon PMPA, the Company is committed to pay Gen Mining total upfront cash consideration of $178 million (Cdn$240 million), $16 million (Cdn$20 million) of which was paid on March 31, 2022 and $15 million (Cdn$20 million) was paid on September 7, 2022. The remainder is to be paid in four staged installments during construction, subject to various customary conditions being satisfied and pre-determined
completion tests. In addition, Wheaton will make ongoing production payments for the gold and platinum ounces delivered equal to 18% of the spot prices until the value of gold and platinum delivered, net of the production payment, is equal to the upfront consideration of Cdn$240 million, at which point the production payment will increase to 22% of the spot prices.
Acquisition of Goose PMPA
On February 8, 2022, the Company entered into a PMPA (the “Goose PMPA”) with Sabina Gold & Silver Corp. (“Sabina”) in respect of gold production from the Goose Project, part of Sabina’s Back River Gold District located in Nunavut, Canada (the “Goose Project”). Under the Goose PMPA, Wheaton was to purchase an amount of gold equal to 4.15% of the payable gold production until 130,000 ounces have been delivered, dropping to 2.15% until 200,000 ounces have been delivered, and thereafter dropping to 1.5% of the payable gold production for the life of mine. Under the terms of the Goose PMPA, the Company is committed to pay Sabina an upfront payment of $125 million in four equal installments during construction of the Goose Project, subject to customary conditions. The initial payment of $31.25 million was paid on September 28, 2022, the second installment of $31.25 million was paid on December 6, 2022, the third installment of $31.25 million was paid on February 3, 2023 and the final installment of $31.25 million was paid on April 4, 2023.
On April 12, 2023, Sabina announced that shareholders approved the proposed acquisition by B2Gold Corp. (“B2Gold”) of all the issued and outstanding common shares of Sabina. The transaction closed April 19, 2023. Subsequent to closing, B2Gold exercised the option to acquire 33% of the stream under the Goose PMPA in exchange for a cash payment in the amount of $
46 million
, resulting in a gain on partial disposal of the Goose PMPA in the amount of $5 million, calculated as follows:

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027
In connection with the exercise of the option, the Company’s attributable gold production has been modified such that the Company will purchase an amount of gold equal to 2.78% of the payable gold production until the Company has received 87,100 ounces of gold under the Goose PMPA, dropping to 1.44%, until 134,000 ounces have been delivered, and thereafter dropping to 1.0%.
In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the revised upfront consideration of $83.75 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Marmato PMPA
On March 21, 2022, the Company amended its PMPA with Aris Mining Corporation (“Aris Mining”) in respect of the Marmato PMPA. Under the terms of the amended agreement, Wheaton will purchase 10.5% of the gold production and 100% of the silver production from the Marmato Upper and Lower mines until 310,000 ounces of gold and 2.15 million ounces of silver have been delivered, after which the stream drops to 5.25% of the gold production and 50% of the silver production for the life of mine. Under the terms of the amended Marmato PMPA, the Company is committed to pay Aris Mining total upfront cash payments of $175 million. Of this amount, $53 million has been paid and the remaining amount is payable during the construction of the Marmato Lower Mine, subject to customary conditions.
Acquisition of Cangrejos PMPA
On May 16, 2023, the Company entered into a PMPA (the “Cangrejos PMPA”) with Lumina Gold Corp. (“Lumina”) in respect of its 100% owned Cangrejos gold-copper project located in El Oro Province, Ecuador. Under the terms of the agreement, Wheaton will purchase 6.6% of the payable gold production until 700,000 ounces of gold have

been

delivered, at which point the stream
will
be reduced to 4.4% of the payable gold production for the life of the mine.
Under the terms of the Cangrejos PMPA, the Company is committed to pay Lumina total upfront cash payments of $300 million, $48 million of which is available pre-construction,
with the remainder to be paid in staged equal installments during construction of the mine, subject to various customary conditions being satisfied. As it relates to the $48 million, payments will be made in four installments, including (i) $12 million which was paid on closing; (ii) $10 million to be paid six months after clos ing
; (iii) $15 million to be paid 12 months after clos
ing
; and (iv) $11 million that can be drawn upon for committed acquisition of surface rights.
In
addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $300 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Blackwater Gold PMPA
On December 13, 2021, the Company acquired the existing gold stream in respect of gold production from the Blackwater Project (the “Blackwater Gold PMPA”). On June 14, 2023, the Company amended the Blackwater Gold PMPA. Under the terms of the amended agreement, the Company is entitled to purchase an amount of gold equal to 8% of the payable gold production until 464,000 ounces have been delivered (previously 279,908 ounces), with this threshold to increase should there be a delay in the anticipated timing of deliveries. Once the threshold has been achieved, the Company’s attributable gold production will drop to 4% of payable gold production for the life of the mine. In exchange for the amendment, the Company is committed to pay upfront cash consideration of $40 million, payable in four installments, with the first payment of $10 million having been paid on June 15, 2023.